Stock - Summary Of Activity in the RSU's outstanding under the various Employees' Stock Incentive Master Scheme (Detail) - Restricted Stock Units (RSUs) [Member] - Employee Stock Incentive Master Scheme Two Thousand And Twenty Two [Member] - shares
	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure In Tabular Form Of Movement In Restricted Stock Units One [Line Items]
Options available to be granted, beginning of period	164,883,974	175,923,152	194,218,000
Equity shares allocated for grant under the plan	0
RSUs granted	(12,103,168)	(12,509,150)	(18,708,448)
Forfeited/lapsed	1,771,614	1,469,972	413,600
Options available to be granted, end of period	154,552,420	164,883,974	175,923,152